Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 36,336	$ 34,747
Accumulated depreciation	(20,680)	(14,587)
Property and equipment, net	$ 15,656	20,160
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	5 years
Total property and equipment	$ 17,178	15,589
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	7 years
Total property and equipment	$ 19,158	$ 19,158